                                                                                              File No. 333-________

As filed on February 25, 2002

                                  U.S. SECURITIES AND EXCHANGE COMMISSION

                                            Washington, DC 20549

                                                 FORM N-14
                        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|
                                       Pre-Effective Amendment No. 1
                                      Post-Effective Amendment No. |_|
                                      (Check appropriate box or boxes)

                                           American Skandia Trust
                             (Exact Name of Registrant as Specified in Charter)

                                               (203) 926-1888
                                      (Area Code and Telephone Number)

                                            One Corporate Drive
                                             Shelton, CT 06484
                                  Address of Principal Executive Offices:
                                  (Number, Street, City, State, Zip Code)

                                         Edward P. Macdonald, Esq.
                                     Secretary, American Skandia Trust
                                            One Corporate Drive
                                             Shelton, CT 06484
                                   Name and Address of Agent for Service:
                               (Number and Street) (City) (State) (Zip Code)

                                                 Copies to:

                                         Robert K. Fulton, Esquire
                                   Stradley, Ronon, Stevens & Young, LLP
                                          2600 One Commerce Square
                                        Philadelphia, PA 19103-7098

                          Approximate Date of Proposed Public Offering: As soon as
                      practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this
Registration Statement shall thereafter become effective in accordance with the provisions of Section 8(a)
of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Title of the securities being registered:  Shares of beneficial interest of the AST American Century
International Growth Portfolio of American Skandia Trust.  No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

                                                                                     American Skandia Life
                                                                                     Assurance Corporation
                                                                                       One Corporate Drive
                                                                                              P.O. Box 883
                                                                                    Shelton, CT 06484-0883
                                                                                  Telephone (203) 926-1888
                                                                                        Fax (203) 929-8071
[Date], 2002

Dear Valued Customer,

As  an  American  Skandia  Life  Assurance  Corporation  ("ASLAC")  contract  owner  or  policy  holder  who beneficially  owns shares of the AST Scudder Japan  Portfolio  ("the Japan  Portfolio") of American  Skandia
Trust (the  "Trust"),  you are  cordially  invited to a special  meeting  of the  shareholders  of the Japan
Portfolio to be held at the offices of ASLAC, One Corporate Drive,  Shelton,  CT, on [Date],  2002 at [Time]
[a.m./p.m.]

The  special  meeting  is very  important  to the future of the Japan  Portfolio.  At the  special  meeting, shareholders  are  being  asked  to  approve  or  disapprove,  as  more  fully  described  in  the  attached
Prospectus/Proxy  Statement,  a Plan of  Reorganization  that would result in shares of the Japan  Portfolio that you  beneficially  own being  exchanged  for those of the AST  American  Century  International  Growth
Portfolio  of the  Trust  ("the  International  Portfolio"  and,  together  with the  Japan  Portfolio,  the
"Portfolios").  The  Trustees  of the  Trust  unanimously  recommend  that you  consider  and  approve  this proposal.  If the  shareholders  of the Japan  Portfolio  approve the proposal,  you will  beneficially  own shares of the  International  Portfolio  equal in value at the time the  transaction  is  completed  to your investment  in the Japan  Portfolio.  You will no longer  own shares of the Japan  Portfolio,  and the Japan
Portfolio will no longer exist.

You will not have a taxable  gain or loss on the  exchange of your shares in the  proposed  transaction  for federal income tax purposes.

The reasons for the proposed  transactions  are discussed in the attached  Prospectus/Proxy  Statement.  The
Portfolios have investment  objectives that are  comparable--the  Japan Portfolio seeks to achieve  long-term
capital  growth  while  the  International   Portfolio  seeks  capital  growth.  The  Portfolios  also  have compatible  investment  policies of focusing on investing abroad,  although the Japan Portfolio obviously is limited to investments  related to Japan, and both Portfolios share a growth-oriented  investment  approach.
At December 31, 2001, the Japan Portfolio had assets of approximately  $5,568,445 million.  American Skandia
Investment Services,  Incorporated,  the Portfolios' investment manager, believes that combing the assets of the Portfolios  into a single,  larger fund as provided by the Plan of  Reorganization  would be appropriate and in the best interest of the  shareholders  of each of the Portfolios and would benefit the  shareholders of the Japan Portfolio in particular.

Your  vote is  important  no  matter  how  large  or  small  your  holdings  are.  We urge you to read the
Prospectus/Proxy  Statement  thoroughly  and to indicate your voting  instructions  on the enclosed  Proxy
Card(s),  date and sign it, and return it promptly in the envelope  provided to be received by ASLAC on or before the close of  business  on [Date],  2002.  The shares  that you  beneficially  own will be voted in accordance  with  instructions  received by that date. All shares of the Portfolio for which  instructions are not received will be voted in the same  proportion  as the votes cast by contract  owners on the proxy issues presented.

Any questions or concerns you may have  regarding  the special  meeting or the proxy should be directed to your financial representative.

Sincerely,

American Skandia Life Assurance Corporation

                                     SPECIAL MEETING OF SHAREHOLDERS
                                     OF THE AST SCUDDER JAPAN PORTFOLIO
                                                     OF
                                           AMERICAN SKANDIA TRUST

                                                 To be held
                                                [Date], 2002

To the Shareholders of the AST Scudder Japan Portfolio of American Skandia Trust:

         Notice is hereby given that a Special  Meeting of  Shareholders  of the AST Scudder Japan Portfolio
("the Japan  Portfolio")  of American  Skandia Trust (the  "Trust"),  will be held at One  Corporate  Drive,
Shelton,  Connecticut 06484 on [Date],  2002 at [Time]  [a.m./p.m.]  Eastern Time, or at such adjourned time as may be necessary to vote (the "Meeting"), for the following purposes:

         I.       To  approve a Plan of  Reorganization  of the Trust on behalf of the Japan  Portfolio  and the AST American Century International Growth Portfolio of the Trust ("the International  Portfolio"),  that provides  for the  acquisition  of  substantially  all of the assets of the Japan  Portfolio in exchange for shares of the  International  Portfolio,  the  distribution of such shares to the  shareholders of the Japan
Portfolio, and the complete liquidation and dissolution of the Japan Portfolio.

II.      To  transact  such other  business  as may  properly  come  before the  Meeting or any  adjournment thereof.

A copy of the Plan of Reorganization is attached as Exhibit A to the Prospectus/Proxy Statement.

         The matters referred to above are discussed in detail in the Prospectus/Proxy Statement attached to this Notice.  The Board of Trustees has fixed the close of business on [Record Date], 2002 as the record date for determining shareholders entitled to notice of, and to vote at, the Meeting, and only holders of record of shares at the close of business on that date are entitled to notice of, and to vote at, the Meeting.  Each share of the Japan Portfolio is entitled to one vote on each proposal.

         You are  cordially  invited  to  attend  the  Meeting.  If you do not  expect  to  attend,  you are requested  to  complete,  date and sign the  enclosed  form of proxy and return it promptly in the  envelope
provided   for  that   purpose.   Alternatively,   you  may  vote   electronically   as   described  in  the
Prospectus/Proxy Statement.  The enclosed proxy is being solicited on behalf of the Board of Trustees.

YOUR VOTE IS IMPORTANT.  IN ORDER TO AVOID THE UNNECESSARY EXPENSE OF FURTHER  SOLICITATION,  WE URGE YOU TO
INDICATE  VOTING  INSTRUCTIONS  ON THE  ENCLOSED  PROXY,  DATE AND SIGN IT,  AND RETURN IT  PROMPTLY  IN THE
ENVELOPE  PROVIDED,  NO MATTER HOW LARGE OR SMALL YOUR  HOLDINGS MAY BE. YOU MAY REVOKE IT AT ANY TIME PRIOR
TO ITS USE.  THEREFORE,  BY APPEARING AT A MEETING,  AND REQUESTING  REVOCATION PRIOR TO THE VOTING, YOU MAY
REVOKE THE PROXY AND YOU CAN THEN VOTE IN PERSON.

                                    By order of the Board of Trustees

                                    Edward P. Macdonald
                                    Secretary
                                    American Skandia Trust

[Date], 2002

                                         prospectus/proxy statement
                                             TABLE OF CONTENTS

                                                                                                               Page
                                                                                                               ----
Cover Page.................................................................................................   Cover

         Exhibit B - Prospectus for the AST American Century International Growth Portfolio
         and AST Scudder Japan Portfolio of the Trust dated
         December 10, 2001 .............................................................................(enclosed)

                                           AMERICAN SKANDIA TRUST
                                            One Corporate Drive
                                                P.O. Box 883
                                         Shelton, Connecticut 06484

                                         PROSPECTUS/PROXY STATEMENT
                                             Dated [Date], 2002

                        Acquisition of the Assets of the AST Scudder Japan Portfolio

          By and in exchange for shares of the AST American Century International Growth Portfolio

         This  Prospectus/Proxy  Statement is furnished in connection with a Special Meeting (the "Meeting")
of  shareholders  the AST Scudder Japan  Portfolio  ("the Japan  Portfolio") of American  Skandia Trust (the
"Trust")  called  by the  Trust  to  approve  or  disapprove  a Plan  of  Reorganization  (the  "Plan").  If shareholders  of the Japan  Portfolio  vote to approve the Plan, you will receive shares of the AST American
Century  International  Growth  Portfolio  ("the  International  Portfolio"  and,  together  with the  Japan
Portfolio,  the  "Portfolios")  of the  Trust  equal in value to your  investment  in  shares  of the  Japan
Portfolio as provided in the Plan and described at greater  length below.  The Japan  Portfolio will then be liquidated and dissolved.

         The Meeting will be held at the offices of the Portfolios'  investment  manager,  American  Skandia
Investment Services,  Inc. ("ASISI"),  which are located at One Corporate Drive, Shelton,  Connecticut 06484 on [Date],  2002 at [Time]  [a.m./p.m.]  Eastern  time.  The Board of  Trustees  of the Trust is  soliciting these  proxies  on behalf of the Japan  Portfolio.  This  Prospectus/Proxy  Statement  will first be sent to shareholders on or about [Date], 2002.

         The Trust  serves  primarily  as an  underlying  mutual fund for  variable  annuity  contracts  and variable life  insurance  policies  ("variable  insurance  products")  issued by life  insurance  companies, including  American  Skandia Life  Assurance  Corporation  ("ASLAC"),  an  affiliate  of ASISI.  ASLAC holds assets  invested in these  contracts  and policies in various  variable  accounts,  each of which is divided into  sub-accounts  investing  exclusively  in a mutual fund or in a portfolio of a mutual fund.  Therefore, variable  annuity  contract owners and variable life insurance  policy holders  ("Contractowners")  who have allocated  their  account  values  to  applicable  sub-accounts  of  the  American  Skandia  Life  Assurance
Corporation  Variable  Account B are indirectly  invested in the Japan Portfolio  through their contracts or policies  and  should  consider  themselves  shareholders  of the  Japan  Portfolio  for  purposes  of  this
Prospectus/Proxy  Statement.  ASLAC is required to offer  Contractowners  the opportunity to instruct it, as owner of record of shares held in the Japan  Portfolio  by its separate  accounts,  as to how it should vote on the Plan at the Meeting and at any adjournments thereof.

         The  investment  objective  of  the  International   Portfolio  is  to  seek  capital  growth.  The
investment objective of the Japan Portfolio is to seek long-term capital growth.

         This  Prospectus/Proxy  Statement  gives the  information  about the  proposed  reorganization  and shares of the  International  Portfolio  that you should know  before  investing.  You should  retain it for
future   reference.   Additional   information   about  the   International   Portfolio   and  the  proposed
reorganization has been filed with the SEC and can be found in the following documents:

|_|      The Prospectus  for the  Portfolios  dated December 10, 2001 is enclosed with and considered a part of this Prospectus/Proxy Statement.

|_|      A Statement of Additional  Information  (SAI)  relating to this  Prospectus/Proxy  Statement  dated
     [Date],  2002 has been filed with the SEC and is incorporated  by reference into this  Prospectus/Proxy
     Statement.

         You may  request  a free  copy of the SAI  relating  to this  Prospectus/Proxy  Statement  or other documents  related to the Trust without charge by calling  1-800-752-6342  or by writing to the Trust at the above address.

         The SEC has not  approved or  disapproved  these  securities  or passed  upon the  adequacy of this
Prospectus/Proxy Statement.  Any representation to the contrary is a criminal offense.

         Mutual fund shares are not  deposits or  obligations  of, or  guaranteed  or endorsed by, any bank, and are not  insured by the Federal  Deposit  Insurance  Corporation  or any other U.S.  government  agency.
Mutual fund shares involve investment risks, including the possible loss of principal.

SUMMARY

         This is only a summary of certain information  contained in this  Prospectus/Proxy  Statement.  You should read the more complete  information  in the rest of this  Prospectus/Proxy  Statement,  including the
Plan (attached as Exhibit A) and the Prospectus for the Portfolios (enclosed as Exhibit B).

The Proposal.

         You are being asked to consider and approve a Plan of  Reorganization  that will have the effect of combining  the Japan  Portfolio and the  International  Portfolio of the Trust into a single  Portfolio.  If shareholders  of the Japan  Portfolio  vote to approve the Plan,  the assets of the Japan  Portfolio will be transferred  to  the  International  Portfolio  in  exchange  for a  then  equal  value  of  shares  of  the
International  Portfolio.  Shareholders  will have their  shares of the Japan  Portfolio  exchanged  for the
International  Portfolio  shares of equal  dollar  value based upon the values of the shares at the time the
Japan  Portfolio  assets  are  transferred  to the  International  Portfolio.  The Japan  Portfolio  will be liquidated and dissolved.  The proposed  reorganization  is referred to in this  Prospectus/Proxy  Statement as the  "Transaction."  As a result of the  Transaction,  you will  cease to be a  shareholder  of the Japan
Portfolio and will become a shareholder of the International Portfolio.

         For the reasons set forth in the "Reasons for the  Transaction"  section,  the Board of Trustees of the Trust has determined  that the  Transaction is in the best  interests of the  shareholders  of the Japan
Portfolio and the  International  Portfolio,  and also  concluded  that no dilution in value would result to the shareholders of either Portfolio as a result of the Transaction.

The Board of Trustees of the Trust, on behalf of both the Japan Portfolio and the  International  Portfolio, has approved the Plan and unanimously recommends that you vote to approve the Plan.

Shareholder voting.

         Shareholders  who own shares of the Japan  Portfolio  at the close of  business  on [Record  Date],
2002  will be  entitled  to  instruct  ASLAC  how to vote at the  Meeting,  and will be  entitled  to voting instructions  equivalent  to one vote for each full share and a fractional  vote for each  fractional  share that they hold. To approve the  Transaction,  a majority of the  outstanding  shares of the Japan  Portfolio must be voted in favor of the Plan.

         Please provide voting  instructions  as soon as you receive this  Prospectus/Proxy  Statement.  You may place your voting  instructions  to ASLAC by  completing  and signing  the  enclosed  ballot (the "proxy card") or over the Internet.  If you vote by either of these methods,  your votes will be officially cast at the Meeting by ASLAC acting through the persons appointed as proxies.

         You can  revoke or  change  your  voting  instructions  at any time  until the vote is taken at the
Meeting.  For  more  details  about  shareholder  voting,  see  the  "Voting  Information"  section  of this
Prospectus/Proxy Statement.

COMPARISONS OF SOME IMPORTANT FEATURES

The investment objectives and policies of the Portfolios.

         This  section  describes  the  investment  policies of the Japan  Portfolio  and the  International
Portfolio and the  differences  between them.  For a complete  description  of the  investment  policies and risks of the  International  Portfolio,  you should read the Prospectus for the Portfolios  that is enclosed with this Prospectus/Proxy Statement.

         The  investment  objectives of the  Portfolios  are  comparable.  The  investment  objective of the
Japan Portfolio is long-term capital growth and the investment  objective of the International  Portfolio is capital  growth.  Both  Portfolios  invest  using  a  growth-oriented  investment  style,  which  means  the
Portfolio  seek  investments  that may be  poised  for  faster-than-average  increases  in value in the near future.  Ideally,  a  growth-oriented  investment  approach  looks for companies  whose earnings and revenue growth are not only growing, but growing at an accelerated pace.

         The Portfolios both focus on investing abroad;  however,  the Japan Portfolio focuses on investment opportunities in Japanese or Japan-related  securities,  while the International  Portfolio seeks investment opportunities  throughout the world. In seeking its investment  objective of long-term  capital growth,  the
Japan  Portfolio  under normal  market  conditions  will invest at least 80% of its net assets in securities issued by Japanese  companies,  their  affiliates,  or by any  company  that  derives  more than half if its revenues  from  Japan  ("Japanese  Securities").  The  Japan  Portfolio  may  invest  in stocks of any size, including up to 30% of its net assets in smaller companies that are traded in the over-the-counter market.

         The  International  Portfolio  seeks its  investment  objective  of  capital  growth  by  investing
primarily  in  equity  securities  of  international   companies  that  American  Century,  the  Portfolio's
sub-adviser,  believes will increase in value over time. Under normal market  conditions,  the International
Portfolio  will invest at least 65% of its net assets in equity  securities  of issuers  from at least three countries  outside the United  States.  The  Portfolio  considers  equity  securities  as  including  common stocks,  preferred  stocks and convertible  securities.  American  Century  recognizes  that, in addition to locating strong  companies with  accelerated  earnings,  the allocation of assets among different  countries and regions  also is an  important  factor in  managing  an  international  portfolio.  For this  particular reason, the sub-adviser will consider a number of other factors in making investment  selections,  including the prospects for relative  economic growth among countries or regions,  economic and political  conditions, expected rates of inflation, currency exchange fluctuations and tax considerations.

         The Portfolios have substantially  similar fundamental  investment  restrictions.  Each Portfolio's fundamental  investment  restrictions  limit or prohibit the Portfolio  from entering into loan or borrowing transactions,  issuing senior securities or underwriting the securities of another issuer,  and investing in real estate or  commodities.  Each  Portfolio  will not,  with  respect to 75% of its assets,  purchase  the securities of any issuer if more than 5% of the  Portfolio's  assets would be invested in the  securities of such  issuer or if the  Portfolio  would hold more than 10% of the  outstanding  voting  securities  of such issuer.  Each Portfolio  will not invest its assets such that more than 25% of the value of the  Portfolio's assets would be invested in the  securities of issuers  having their  principal  business  activities in the same industry.  The Japan Portfolio,  of course,  focuses its investments in Japanese  Securities.  The full text of these  investment  restrictions  can be found in the Trust's  Statement  of  Additional  Information dated December 10, 2001, which is available upon request.

Risks of investing in the Portfolios.

         Like all  investments,  an  investment in either  Portfolio  involves  risk.  There is no assurance that either of the Portfolios will meet its investment  objective.  As with any fund investing  primarily in equity  securities,  the value of the  securities  held by a Portfolio  may decline.  These  declines may be substantial.

         In addition,  because each Portfolio  invests  primarily in equity  securities of foreign  issuers, the  Portfolios  may be subject to a level of risk and share price  fluctuation  higher than most funds that invest  primarily in domestic  equities.  Foreign  companies may be subject to greater  economic  risks than domestic  companies,  and foreign securities are subject to certain risks relating to political,  regulatory and market  structures  and events that  domestic  securities  are not subject to. To the extent a Portfolio invests in  securities  of issuers in  developing  countries,  the  Portfolio may be subject to even greater levels of risk and share  price  fluctuation.  The value of each  Portfolio  is  affected  by changes in the exchange  rates  between  foreign  currencies  and the U.S.  dollar.  While  each  Portfolio  may enter into forward foreign  currency  exchange  contracts to attempt to protect  against adverse  movements in exchange rates, there is no assurance that the use of such contracts will be successful.

         the Japan  Portfolio's  focus on a single county could present  increased  risk, as the Portfolio's
investments   will  not  be  diversified   among  countries  having  varying   characteristics   and  market
performance.  Furthermore,  the Japanese  economic growth has weakened after the sharp collapse of the stock market in the 1990s and the prospects for improvement in current economic and securities  market  conditions
in  Japan  remains  uncertain.   In  comparison,   the  International   Portfolio's   greater   geographical
diversification may help to reduce this type of risk.

         When  investing in a temporary  defensive  manner,  each  Portfolio may invest all or a substantial portion  of its  assets  in cash or  investment-grade  short-term  securities.  While  a  Portfolio  is in a defensive position, the opportunity to achieve its investment objective of capital growth may be limited.

Management of the Trust and the Portfolios.

         ASISI,  located at One Corporate Drive,  Shelton,  Connecticut,  acts as investment  manager to the
Trust's  various  investment  portfolios.  ASISI has served as investment  manager since 1992, and currently serves as investment  manager to a total of 70 investment  company  portfolios  (including the  Portfolios).
ASISI is an indirect  wholly-owned  subsidiary of Skandia Insurance Company Ltd.  ("Skandia").  Skandia is a
Swedish company that owns, directly or indirectly, a number of insurance companies in many countries.

         The Trust's  Investment  Management  Agreements with ASISI (the  "Management  Agreements")  provide that ASISI will furnish  each  applicable  portfolio  with  investment  advice and  administrative  services subject to the  supervision  of the Board of  Trustees  and in  conformity  with the stated  policies of the
applicable  portfolio.   ASISI  has  engaged  sub-advisors  to  conduct  the  investment  programs  of  each portfolio,  including the purchase,  retention and sale of portfolio  securities.  As noted above,  ASISI is responsible  for  monitoring  the  activities of the  Sub-advisors  and reporting on such  activities to the
Board of Trustees.

         ASISI has retained Zurich Scudder Investments,  Inc. ("Zurich Scudder")  (formerly,  Scudder Kemper
Investments,  Inc.) located at 345 Park Avenue,  New York, NY 10154,  to serve as sub-advisor  for the Japan
Portfolio.  Zurich  Scudder is one of the largest  investment  managers  in the country  with more than $345 billion  under  management as of June 30, 2001 and has been engaged in the  management  of investment  funds for more than eighty years.  ASISI has retained  American Century  Investment  Management,  Inc.  ("American
Century"),  located American Century Towers,  4500 Main Street,  Kansas City, Missouri 64111 to serve as the sub-advisor  for the  International  Portfolio.  American  Century has been  providing  investment  advisory services to investment  companies  and  institutional  clients since 1958 and as of June 30, 2001,  American
Century and its affiliates managed assets totaling approximately $93 billion.

         In general,  the Investment  Company Act of 1940 (the  "Investment  Company Act") requires that all contracts  pursuant to which persons serve as investment  advisers  (including  sub-advisors)  to investment companies be approved by  shareholders.  The Trust and ASISI,  however,  have obtained an exemption from the
Securities  and Exchange  Commission  that permits ASISI,  subject to approval by the Board of Trustees,  to change  sub-advisors for the Portfolios and to enter into new  sub-advisory  agreements,  without  obtaining shareholder  approval  of the  changes.  This  exemption  (which is similar to  exemptions  granted to other investment  companies  that are organized in a similar  manner as the Trust) is intended to  facilitate  the efficient supervision and management of the sub-advisors by ASISI and the Trustees.

         American Century utilizes a team of portfolio  managers,  assistant portfolio managers and analysts acting together to manage each  Portfolio.  The portfolio  manager  members of the team  responsible for the management  of the  International  Portfolio  are Henrik  Strabo and Mark S.  Kopinski.  Mr.  Strabo  joined
American  Century  in  1993  as  an  investment  analyst,  has  been  a  portfolio  manager  member  of  the international  team since 1994,  and has managed the  International  Portfolio  since its inception in 1996.
Mr.  Kopinski,  Vice President and Portfolio  Manager for American  Century,  rejoined  American  Century in
April 1997 and has co-managed the International Portfolio since that time.

         The  Portfolios  have  similar  fee  arrangements.  Under the  Management  Agreement  for the Japan
Portfolio,  such Portfolio is obligated to pay ASISI an annual  investment  management fee equal to 1.00% of its average daily net assets.  Similarly,  under the Management  Agreement for the International  Portfolio,
such Portfolio is obligated to pay ASISI an annual  investment  management fee equal to 1.00% of its average daily net assets.  ASISI pays Zurich  Scudder  and  American  Century a  sub-advisory  fee for  sub-advisory services  for  the  Japan  Portfolio  and  the  International  Portfolio,  respectively.  ASISI  pays  these sub-advisory  fees at no additional costs to the Portfolios.  Under the current  Sub-advisory  Agreement for the Japan  Portfolio,  ASISI pays Zurich Scudder an annual  sub-advisory fee equal to .45% of the portion of the Japan  Portfolio's  average daily net assets not in excess of $500 million.  Lower rates apply to assets in excess of $500  million.  At December 31,  2001,  the Japan  Portfolio  had  approximately  $6 million is assets.  Under the  Sub-advisory  Agreement for the  International  Portfolio ASISI pays American Century an annual  sub-advisory  fee  equal to .45% of the  combined  average  daily net  assets  of the  International
Portfolio and the similar series of American  Skandia  Advisor Funds,  Inc. that is also managed by American
Century.   Because  the  Investment  Management  fee  rates  currently  paid  to  ASISI  by  Japan  and  the
International  Portfolios  are the same,  aggregate  investment  management  fees received by ASISI will not change as a result of the  Transaction  and former  shareholders of the Japan Portfolio will not pay greater aggregate  investment  advisory fee rates after becoming  shareholders of the  International  Portfolio upon completion of the Transaction.

The Distribution Plan.

         The Trust has adopted a  Distribution  Plan (the  "Distribution  Plan")  under Rule 12b-1 under the
Investment  Company Act to permit  American  Skandia  Marketing,  Inc.  ("ASM"),  an  affiliate of ASISI and
ASLAC,  to receive  brokerage  commissions in connection  with purchases and sales of securities held by the
Trust's  portfolios,  and to use these commissions to promote the sale of shares of the various  portfolios.
Under the Distribution  Plan,  transactions for the purchase and sale of securities for either Portfolio may be  directed  to certain  brokers  for  execution  ("clearing  brokers")  who have agreed to pay part of the brokerage  commissions received on these transactions to ASM for "introducing"  transactions to the clearing broker.  In turn,  ASM uses the  brokerage  commissions  received  as an  introducing  broker to pay various
distribution-related  expenses  (such  as  advertising,   printing  of  sales  materials,  and  payments  to
broker-dealers  who sell  variable  insurance  products the premiums for which are invested in shares of the
Trust), as well as to cover administrative costs associated with the operation of the Distribution Plan.

     Neither  Portfolio pays any type of fee or charge  resulting from the  Distribution  Plan that it would not otherwise  pay, nor is it expected  that the  brokerage  commissions  paid by either  Portfolio  will be higher as the result of  directing  commissions  under the  Distribution  Plan than would  otherwise  be the case.  Completion  of the  Transaction  will not  affect  the  operation  of the  Distribution  Plan for the
International Portfolio.

Fees and expenses.

         The following table describes the fees and expenses that  shareholders  may pay if they hold shares of the  Portfolios,  as well as the projected  fees and expenses of the  International  Portfolio  after the
Transaction.  The  following  table  does not  reflect  any  fees and  expenses  of the  variable  insurance products through which Portfolio shares are purchased.

                                                                                           International
                                                                                           -------------
                                                                         International     Portfolio
                                                                         ----------------  ---------
                                                      Japan Portfolio1   Portfolio         After Transaction2
                                                      ---------------    ---------         ------------------
Shareholder Fees
(fees paid directly from your investment)
   Maximum Sales Charge (Load)
     Imposed on Purchases.........................    None               None              None
   Maximum Deferred Sales Charge (Load)...........    None               None              None
   Maximum   Sales   Charge   (Load)    Imposed   on
     Reinvested Dividends.........................    None               None              None
   Redemption Fee.................................    None               None              None
   Exchange Fee...................................    None               None              None

Annual Portfolio Operating Expenses1
(expenses that are deducted from Portfolio assets)
       Management Fees............................    1.00%               1.00%              1.00%
       Estimated Distribution (12b-1) Fees3.......    0.00%               0.00%              0.00%
       Other Expenses.............................    1.72%               0.28%              0.28%
                                                      -----               -----              -----
       Total Annual Portfolio Operating Expenses1.
                                                      2.72%               1.28%              1.28%
                                                      =====               =====              =====

1 The Investment  Manager agreed to reimburse the Japan  Portfolio's  fees and expenses until at least April
30,  2002.  The  Japan  Portfolio's  "Total  Annual  Portfolio  Operating  Expenses"  reflects  the  Japan's
Portfolio's fees and expenses before such  reimbursements.  The amount of such  reimbursement  for the Japan
Portfolio  for the fiscal year ended  December 31, 2001 reduced the Japan  Portfolio's  total net  operating expenses to 1.75%.

2 Projected expenses based on current and anticipated the International Portfolio expenses.

3 As  discussed  in greater  detail  above  under "The  Distribution  Plan," the  Trustees of the Trust have adopted a Distribution  Plan under Rule 12b-1 to permit ASM to receive  brokerage  commissions in connection with  purchases  and  sales  of  securities  held by  certain  portfolios  of the  Trust,  and to use  these commissions  to promote  the sale of shares of the  portfolios.  While the  brokerage  commission  rates and amounts paid by a portfolio  are not expected to increase as a result of the  Distribution  Plan,  the staff of the Securities and Exchange  Commission  takes the position that  commission  amounts  received under the
Distribution  Plan should be reflected as  distribution  expenses of the portfolio.  Although the Portfolios may do so in the future,  neither Portfolio  directed  commissions to ASM under the Distribution Plan during the fiscal year ended December 31, 2001.

Expense  Examples - These  examples are intended to help you compare the cost of investing in each Portfolio with the cost of investing in other mutual funds.  They assume that you invest  $10,000,  that you receive a
5% return each year,  and that the  Portfolios'  total  operating  expenses  remain the same.  Although your actual costs may be higher or lower, based on the above assumptions your costs would be:

                                                     1 Year        3 Years         5 Years         10 Years
                                                     ------        -------         -------         --------
Japan Portfolio                                      $178          $551            $949            $2,062
International Portfolio                              $130          $406            $702            $1,545
International Portfolio                              $130          $406            $702            $1,545
(Projected after the Transaction)

         It is  expected  that  the  investment  portfolio  of the  Japan  Portfolio  will be  substantially restructured  in connection  with the  Transaction.  Such a  restructuring  will entail  brokerage  fees and commissions and other  transaction  expenses for the Portfolio  selling or buying  securities,  which may be significant.

Other key features of the Portfolios.

         Shares of each  portfolio of the Trust are sold only to separate  accounts of  insurance  companies for  the  purpose  of  investing  assets  attributable  to  variable  insurance  products,  and  to  certain tax-deferred  retirement  plans.  The separate  accounts  place orders to purchase and redeem  shares of the
Trust at their net asset value based on, among other things,  the amount of premium  payments to be invested and the amount of  surrender  or  transfer  requests to be effected  that day under the  variable  insurance products.  There are no sales  commissions  charged  on the  purchase  or sale of shares of the  Portfolios, although sales charges may apply to transactions in the variable insurance products.

         Each Portfolio of the Trust  complies with the  diversification  requirements  of section 817(h) of the Internal  Revenue  Code of 1986,  as amended  (the  "Code").  In general,  each  Portfolio  declares and distributes a dividend from its net investment  income annually,  and distributes any net realized long- and short-term  capital  gains at least  annually  either  during or after the close of the  Portfolio's  fiscal year.  Distributions  are made to the  various  separate  accounts  (not to  Contractowners)  in the form of additional shares (not in cash).

         The  Transaction  may entail various tax  consequences  which are discussed  under the caption "Tax
Consequences of the Transaction."

REASONS FOR THE TRANSACTION

         The  Trustees,  including  all of the Trustees who are not  "interested  persons" of the Trust (the
"Independent  Trustees") have unanimously  determined that the Transaction would be in the best interests of the  shareholders of Japan and the  International  Portfolios and that the interests of the  shareholders of
Japan and the  International  Portfolios would not be diluted as a result of the  Transaction.  At a meeting held on February 14, 2002,  ASISI  informed the Trustees  that the Japan  Portfolio had assets of $6 million at December 31, 2001 and that the  relatively  small size has continued to impair the  efficient  management of the Japan  Portfolio.  ASISI  expressed  its  belief  that the Japan  Portfolio  is  unlikely  to achieve sufficient  asset growth in the near future to assure its viability and that  operating the Japan  Portfolio as a  stand-alone  portfolio  is no longer  consistent  with the best  interests  of the  Japan  Portfolio's shareholders.  Consequently,  ASISI  presented  a proposal to effect the  Transaction  to the  Trustees.  In support of its proposal,  ASISI  expressed its belief that the Japan  Portfolio  (and, to a limited  extent, the  International  Portfolio)  would  benefit from the  Transaction  because the combined  portfolio of the
International   Portfolio  would  have  a  larger  asset  base  to  invest,  which  should  provide  greater opportunities  for  diversifying  investments  and  realizing  economies of scale.  ASISI  reported that the annual  investment  management  fee rates for the  Portfolios  are the same - - 1% of the average  daily net assets of each  Portfolio.  ASISI  also  noted that a small  percentage  of the assets of the  International
Portfolio  currently is invested in stocks that would be eligible  for  investment  by the Japan  Portfolio, although  there can be no  assurance  as to whether  and to what  extent the  International  Portfolio  will invest in  Japanese  or  Japan-related  securities  in the  future.  In  addition,  ASISI  expects  that the
Transaction  will result in lower  aggregate  operating  expenses  than those  currently  borne by the Japan
Portfolio,  although there can be no assurance  that  operational  savings will be realized.  In determining whether to approve the Transaction  and to recommend its approval to  shareholders  of the Japan  Portfolio, the Trustees  (including the  Independent  Trustees)  considered the potential  impact of the Transaction on
Trust shareholders and a variety of related factors,  including, among others, (1) the expertise,  resources and  performance of American  Century;  (2) the viability of, and expense  involved in,  operating the Japan
Portfolio as a stand-alone  portfolio;  (3) the  compatibility  of the investment  objectives,  policies and restrictions of the Japan  Portfolio and the  International  Portfolio;  (4) the terms and conditions of the
Agreement  and  Plan of  Merger,  including  provisions  intended  to  avoid  any  dilution  of  shareholder interests;  (5) the fact that ASISI  will bear all of the  expenses  associated  with the  Transaction;  (6)
indirect  costs that may be incurred by the Japan  Portfolio or the  International  Portfolio as a result of the Transaction,  such as transactional  costs which may be incurred in any  restructuring of the investment portfolio of the Japan  Portfolio in connection with the  Transaction;  (7) the fact that the Transaction is not  intended to qualify as a tax-free  reorganization  under  federal  tax laws and the federal  income tax consequences of the Transaction for  Contractowners;  (8) the fact that the investment  management fee rates payable  by the  Japan  and  the  International  Portfolio  are the  same;  (9)  the  expense  reimbursement obligations  of ASASI that remain in effect until at least April 30, 2002,  but which are terminable on such date and annually thereafter; and (10) possible alternatives to the Transaction.

         The Board,  including  a majority  of the  Trustees  who are not  interested  persons of the Trust, unanimously  concluded  that the  Transaction  is in the best  interests  of the  shareholders  of the Japan
Portfolio and the  International  Portfolio  and that no dilution of value would result to the  shareholders of the  Japan  Portfolio  or the  International  Portfolio  from the  Transaction.  Consequently,  the Board approved the Plan and recommended that shareholders of the Japan Portfolio vote to approve the Transaction.

         For the reasons  discussed  above, the Board of Trustees  unanimously  recommends that you vote For the Plan.

         If  shareholders  of the Japan  Portfolio do not approve the Plan,  the Board will  consider  other possible  courses of action for the Japan  Portfolio,  including,  among others,  consolidation of the Japan
Portfolio with one or more  portfolios of the Trust other than the  International  Portfolio or unaffiliated funds.

INFORMATION ABOUT THE TRANSACTION

         This is only a summary of the Plan.  You should read the actual Plan attached as Exhibit A.

Closing of the Transaction.

         If  shareholders of the Japan  Portfolio  approve the Plan, the  Transaction  will take place after various  conditions  are  satisfied  by the Trust on behalf of the  Japan  Portfolio  and the  International
Portfolio,  including the  preparation  of certain  documents.  The Trust will determine a specific date for the  actual  Transaction  to take  place.  This is called the  "closing  date." If the  shareholders  of the
Japan Portfolio do not approve the Plan, the Transaction will not take place.

         If the  shareholders of the Japan  Portfolio  approve the Plan, the Japan Portfolio will deliver to the  International  Portfolio  substantially  all of its assets on the closing date.  ASLAC then will make a conforming  exchange of units between the applicable  sub-accounts  in its separate  accounts.  As a result, shareholders of the Japan Portfolio will  beneficially  own shares of the  International  Portfolio that, as of the  date of the  exchange,  have a value  equal  to the  dollar  value of the  assets  delivered  to the
International  Portfolio.  The stock  transfer books of the Japan  Portfolio  will be permanently  closed on the closing date.  Requests to transfer or redeem assets  allocated to the Japan  Portfolio may be submitted at any time before 4:00 p.m.  Eastern time on the closing  date;  requests  that are received in proper form prior to that time will be effected prior to the closing.

         To the extent  permitted  by law,  the Trust may amend the Plan without  shareholder  approval.  It may also agree to terminate and abandon the  Transaction  at any time before or, to the extent  permitted by law, after the approval by shareholders of the Japan Portfolio.

Expenses of the Transaction.

         The direct  expenses  resulting  from the  Transaction  will be paid by ASISI (or its  affiliates).
Such expenses are expected to be  approximately  $50,000.  In addition,  it is expected that the  investment portfolio of the Japan Portfolio will be  substantially  restructured  in connection  with the  Transaction.
This restructuring will entail transactional expenses which may be significant.

Tax Consequences of the Transaction.

The Transaction is not expected to qualify as a tax-free reorganization under the Internal Revenue Code of
1986, as amended (the "Internal Revenue Code"), due, in part, to the likelihood that a restructuring of the Japan Portfolio's assets will be effected in connection with the Transaction and the intention of the
Trust that the historic business of the Japan Portfolio will not be continued upon completion of the
Transaction for purposes of the Internal Revenue Code.  Accordingly, the International Portfolio expects that it will neither continue the Japan Portfolio's historic business nor use a significant portion of the
Japan Portfolio's historic business assets in a business.  Because the Portfolios are offered through tax-deferred variable insurance products, Contract owners generally would not have any reportable gain or loss for federal income tax purposes even though the Transaction does not qualify as a tax-free reorganization.  The Transaction will not proceed unless, prior to the closing, the Trust has received an opinion of tax counsel to the effect, among other things, that based upon certain assumptions and representations to be made by the Trust (1) any  gains recognized by the Japan Portfolio on the
Transaction will be offset by a deduction for dividends paid to its shareholders; and (ii) no gain or loss will be recognized by any Contract owner as a result of the Transaction.  The actual tax impact of sales of the Japan Portfolio assets in connection with any restructuring will depend on the difference between the price at which such portfolio assets are sold and the selling Portfolio's basis in such assets.  Any capital gains recognized in the sales will be distributed to the selling Portfolio's shareholders (but not
Contractowners) as capital gains dividends (to the extent of the excess of net realized long-term capital losses) and ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders (but not to
Contractowners).

         Prior to the closing date, the Japan Portfolio will declare a distribution to its shareholders which, together with all previous distributions, could have the effect of distributing to its shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid)
and net realized capital gains, if any, through the closing date.

         The  foregoing  description  of the federal  income tax  consequences  of the  Transaction  is made without  regarding to the particular  circumstances of any shareholders.  Contractowners  should consult the prospectuses  of their  variable  insurance  products for  information  on the federal tax  consequences  of owning  the  product.  Contractowners  should  also  consult  their tax  advisors  as to state and local tax consequences,  if any, of the  Transaction,  because this  discussion only relates to the federal income tax consequences.

Characteristics of the International Portfolio shares.

         Shares of the  International  Portfolio will be distributed to  shareholders of the Japan Portfolio and will have the same legal  characteristics  as the shares of the International  Portfolio with respect to such matters as voting rights, assessibility, conversion rights, and transferability.

Capitalizations of the Portfolios and Capitalization after the Transaction.

         The following table sets forth, as of December 31, 2001 the  capitalization  of shares of the Japan
Portfolio  and the  International  Portfolio.  The table  also  shows the  projected  capitalization  of the
International  Portfolio shares as adjusted to give effect to the proposed  Transaction.  The capitalization of the International Portfolio is likely to be different when the Transaction is consummated.

                                                                                                     International
                                                               International                         Portfolio Projected
                                            Japan Portfolio    Portfolio                             after Transaction
                                            (unaudited)        (unaudited)         Adjustments       (unaudited)
                                            -----------        -----------         -----------       -----------

Net assets (thousands).....................           $4,786            $518,126          $(41)(a)      $522,871

Total shares outstanding (thousands).......              930              42,587          (537)(b)        42,980

Net asset value per share..................            $5.15              $12.17                          $12.17

(a) Reflects the estimated cost of merger of the Portfolios.
(b) Reflects the change in shares of the Japan Portfolio upon conversion to the International Portfolio.

VOTING INFORMATION

Required vote.

         The  affirmative  vote of a  majority  of the  total  number  of  outstanding  shares  of the Japan
Portfolio  is  necessary to approve the Plan.  Each  shareholder  will be entitled to one vote for each full share,  and a  fractional  vote for  each  fractional  share of the  Japan  Portfolio  held at the  close of business  on [Record  Date],  2002 (the  "Record  Date").  If  sufficient  votes to approve the Plan are not received by the date of the  Meeting,  the Meeting  may be  adjourned  to permit  further  solicitations  of proxies.

         As  stated  above,  ASLAC  is the  record  owner  of more  than [ ]% and  ASISI  owns of  record  [
]% of the Japan  Portfolio's  shares.  Shares of the Portfolio that it owns of record will be voted by ASLAC with respect to the Plan in accordance with  instructions  received in a timely manner from  Contractowners.
In  addition,  ASLAC is entitled to vote shares for which no  instructions  are  received and will vote such shares (for the Plan,  against the Plan and abstain) in the same  proportion as the votes cast in accordance with  instructions  received  by  Contractowners.  ASISI will  attend the  meeting in person or by proxy and vote its shares for the Plan.  Therefore,  the presence at the Meeting of ASLAC and ASISI is  sufficient  to constitute a quorum under the Trust's By-laws,  and  substantially  all of the shares of the Japan Portfolio will be voted in some manner by ASLAC and ASISI.

         An  abstention  is not counted as an  affirmative  vote of the type  necessary  to approve the Plan and, therefore, instructions to ASLAC to abstain will have the same effect as a vote against the Plan.

How to vote.

         You can provide voting instructions to ASLAC in any one of three ways:

o........By mail, with the enclosed proxy card.
o        In person at the Meeting.
o        Through the  Internet by visiting  HTTP://WWW.AMERICANSKANDIA.COM,  looking for the "Vote" link and
                                            ------------------------------
                           following the instructions provided.

If you simply  sign and date the proxy but give no voting  instructions,  your shares will be voted by ASLAC in favor of the Plan and in accordance  with the views of management  upon any unexpected  matters that come before the Meeting or adjournment of the Meeting.

Revoking voting instructions.

         You may revoke your  voting  instructions  at any time  before  ASLAC votes its shares of the Japan
Portfolio  by sending a written  notice to ASLAC  expressly  revoking the voting  instructions  reflected in your proxy,  by signing  and  forwarding  to ASLAC a  later-dated  proxy,  or by  attending  the Meeting and providing voting instructions to ASLAC in person.

Other matters.

         The Board of Trustees of the Trust does not intend to bring any  matters  before the Meeting  other than  those  described  in this  Prospectus/Proxy  Statement.  It is not  aware of any other  matters  to be brought  before the  Meeting  by others.  If any other  matter  legally  comes  before  the  Meeting,  it is intended that ASLAC,  acting through the persons named in the enclosed  proxy,  will vote in accordance with its judgment.

Who may vote.

         Shareholders  of record of the Japan  Portfolio  on the Record Date will be entitled to vote at the meeting.  On the Record  Date,  there were  [_____]  outstanding  shares of the Japan  Portfolio  issued and outstanding.

Solicitation of voting instructions.

         Voting instructions will be solicited  principally by mailing this  Prospectus/Proxy  Statement and its enclosures,  but instructions also may be solicited by telephone,  facsimile,  through  electronic means such as e-mail,  or in person by officers or  representatives  of the Trust or ASLAC. If the record owner of a contract  or policy is a  custodian,  nominee or  fiduciary,  the Trust may send  proxy  materials  to the record  owner for any  beneficial  owners  that such record  owner may  represent.  The Trust may  reimburse custodians,  nominees and  fiduciaries  for their  reasonable  expenses  incurred in  connection  with proxy solicitations of such beneficial owners.

ADDITIONAL INFORMATION ABOUT THE TRUST AND THE PORTFOLIOS

         the Japan Portfolio and the International  Portfolio are separate series of the Trust,  which is an open-end  management  investment  company  registered  with the SEC under the  Investment  Company Act. Each
Portfolio is, in effect,  a separate mutual fund.  Detailed  information  about the Trust and each Portfolio is contained in the  Prospectus  for the  Portfolios  which is enclosed  with and  considered a part of this
Prospectus/Proxy  Statement.  Additional  information  about the Trust and each Portfolio is included in the
Trust's SAI, dated  December 10, 2001,  which has been filed with the SEC and is  incorporated  into the SAI relating to this Prospectus/Proxy Statement.

         A copy of the Trust's  Annual Report to  Shareholders  for the fiscal year ended  December 31, 2001 is part of this  Prospectus/Proxy  Statement.  You may request a free copy of the Trust's  Annual  Report to
Shareholders  for the fiscal year ended  December  31, 2001 by calling  1-800-752-6342  or by writing to the
Trust at One Corporate Drive, P.O. Box 883, Shelton, CT 06484.

         The Fund files proxy materials,  reports and other  information with the SEC in accordance with the informational  requirements  of the Securities  Exchange Act of 1934 and the  Investment  Company Act. These
materials  can be  inspected  and  copied  at:  the SEC's  Public  Reference  Room at 450 Fifth  Street  NW,
Washington,  DC 20549,  and at the  Regional  Offices of the SEC  located in New York City at 233  Broadway,
New York, NY 10279 and in Chicago at 175 W. Jackson  Boulevard,  Suite 900, Chicago,  IL 60604. Also, copies of such material can be obtained from the SEC's Public Reference Section,  Washington,  DC 20549-6009,  upon payment of prescribed fees, or from the SEC's Internet address at http://www.sec.gov.

PRINCIPAL HOLDERS OF SHARES

         As noted  above,  more than [ ]% of the  shares  of the  Portfolios  were  owned of record by ASLAC and  ASISI  owned  more  than [ ]% of the  shares  of  the  Portfolios  as of  the  Record  Date.  As of the
Record  Date,  ASLAC  owned of  record [ ]% and  ASISI  owned of  record  [ ]% of the  shares  of the  Japan
Portfolio.  No  shareholder  is known to the Trust to have  beneficially  owned as of the  Record  Date more than 5% of the shares of either Portfolio.

         As of the Record  Date,  the officers and  Trustees of the Trust,  as a group,  beneficially  owned less than 1% of the outstanding voting shares of either of the Portfolios.

                                   EXHIBITS TO PROSPECTUS/PROXY STATEMENT

Exhibit
-------

   A              Plan of  Reorganization  by American  Skandia Trust on behalf of the AST American  Century
                  International Growth Portfolio and the AST Scudder Japan Portfolio

   B              Prospectus  for  the AST  American  Century  International  Growth  Portfolio  and the AST
                  Scudder Japan Portfolio of American Skandia Trust dated December 10, 2001 (enclosed)

A-1

                                                 Exhibit A

                              Plan of Reorganization by American Skandia Trust

                 FORM OF PLAN OF REORGANIZATION

         THIS PLAN OF  REORGANIZATION  (the "Plan") is made as of this _____ th day of  ______________,  2002,  by American
Skandia Trust (the "Trust"),  a business trust  organized  under the laws of the  Commonwealth  of  Massachusetts  with its principal place of business at One Corporate  Drive,  Shelton,  Connecticut  06484,  on behalf of the AST American  Century
International  Growth  Portfolio  (the  "Acquiring   Portfolio")  and  the  AST  Scudder  Japan  Portfolio  (the  "Acquired
Portfolio"),  both series of the Trust.  Together,  the Acquiring  Portfolio and Acquired  Portfolio are referred to as the
"Portfolios."

         The reorganization  (hereinafter referred to as the  "Reorganization")  will consist of (i) the acquisition by the
Acquiring  Portfolio,  of  substantially  all of the  property,  assets and  goodwill  of the  Acquired  Portfolio  and the assumption by the Acquiring  Portfolio of all of the liabilities of the Acquired  Portfolio in exchange solely for full and fractional  shares of  beneficial  interest,  par value $0.001  each,  of the  Acquiring  Portfolio  ("Acquiring  Portfolio
Shares");  (ii) the distribution of Acquiring  Portfolio Shares to the shareholders of the Acquired Portfolio  according to their respective  interests in complete  liquidation of the Acquired  Portfolio;  and (iii) the dissolution of the Acquired
Portfolio as soon as practicable  after the closing (as defined in Section 3, hereinafter  called the "Closing"),  all upon and subject to the terms and conditions of this Plan hereinafter set forth.

         In order to  consummate  the Plan,  the  following  actions shall be taken by the Trust on behalf of the Acquiring
Portfolio and the Acquired Portfolio:

1.       Sale and Transfer of Assets, Liquidation and Dissolution of Acquired Portfolio.
         -------------------------------------------------------------------------------

         (a)      Subject to the terms and  conditions of this Plan,  the Trust on behalf of the Acquired  Portfolio  shall convey,  transfer  and deliver to the  Acquiring  Portfolio at the Closing all of the Acquired  Portfolio's  then  existing assets, free and clear of all liens,  encumbrances,  and claims whatsoever (other than shareholders' rights of redemption), except for cash, bank deposits,  or cash equivalent  securities in an estimated  amount  necessary to (i) pay the costs and expenses in carrying out this Plan  (including,  but not limited to, fees of counsel and  accountants,  and expenses of its liquidation  and dissolution  contemplated  hereunder).  (ii) discharge its unpaid  liabilities on its books at the closing date (as defined in section 3,  hereinafter the "Closing  Date"),  including,  but not limited to, its income dividends and capital gains  distributions,  if any,  payable for the period prior to, and through,  the Closing Date; and (iii) pay such contingent  liabilities as the Board of Trustees shall reasonably deem to exist against the Acquired Portfolio,  if any, at the Closing Date, for which  contingent  and other  appropriate  liabilities  reserves shall be established on the Acquired
Portfolio's  books  (hereinafter  "Net Assets").  The Acquired  Portfolio  shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the close of business on the Closing Date.

         (b)      Subject to the terms and  conditions of this Plan, the Trust on behalf of the Acquiring  Portfolio  shall at the Closing deliver to the Acquired Portfolio the number of Acquiring  Portfolio Shares,  determined by dividing the net asset value per share of the shares of the  Acquired  Portfolio  ("Acquired  Portfolio  Shares") on the Closing Date by the
net asset  value per share of the  Acquiring  Portfolio  Shares,  and  multiplying  the  result  thereof  by the  number of outstanding  Acquired  Portfolio  Shares as of the close of regular  trading on the New York Stock Exchange (the "NYSE") on the Closing Date.  All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

         (c)      Immediately  following the Closing,  the Acquired Portfolio shall distribute pro rata to its shareholders of record as of the close of business  on the  Closing  Date,  the  Acquiring  Portfolio  Shares  received by the  Acquired
Portfolio  pursuant to this Section 1 and then shall terminate and dissolve.  Such  liquidation and  distribution  shall be accomplished  by the  establishment  of accounts on the share records of the Trust relating to the Acquiring  Portfolio and noting in such accounts the type and amounts of Acquiring  Portfolio  Shares that former  Acquired  Portfolio  shareholders are due based on their  respective  holdings of the  Acquired  Portfolio  as of the close of business on the Closing  Date.
Fractional  Acquiring  Portfolio  Shares shall be carried to the third decimal  place.  The Acquiring  Portfolio  shall not issue certificates representing the Acquiring Portfolio shares in connection with such exchange.

2.       Valuation.
         ----------

         (a)      The value of the Acquired  Portfolio's Net Assets to be transferred to the Acquiring  Portfolio hereunder shall be  computed as of the close of regular  trading on the NYSE on the Closing  Date (the  "Valuation  Time")  using the valuation procedures set forth in Trust's currently effective prospectus.

         (b)      The net asset value of a share of the Acquiring  Portfolio shall be determined to the third decimal point as of the Valuation Time using the valuation procedures set forth in the Trust's currently effective prospectus.

         (c)      The net asset value of a share of the Acquired  Portfolio  shall be determined to the third decimal point as of the Valuation Time using the valuation procedures set forth in the Trust's currently effective prospectus.

3.       Closing and Closing Date.
         -------------------------

         The consummation of the  transactions  contemplated  hereby shall take place at the Closing (the  "Closing").  The date of the Closing (the "Closing  Date") shall be May 1, 2002,  or such later date as determined by the Trust's  officers.
The Closing  shall take place at the  principal  office of the Trust at 5:00 P.M.  Eastern  time on the Closing  Date.  The
Trust on behalf of the Acquired  Portfolio  shall have provided for delivery as of the Closing of the Acquired  Portfolio's
Net Assets to be transferred to the account of the Acquiring Portfolio at the Acquiring  Portfolio's  Custodian,  The Chase
Manhattan  Bank, One Pierrepont  Plaza,  Brooklyn,  NY 11201.  Also,  the Trust on behalf of the Acquired  Portfolio  shall produce at the Closing a list of names and addresses of the  shareholders  of record of the Acquired  Portfolio  Shares and the number of full and fractional  shares owned by each such  shareholder,  all as of the Valuation Time,  certified by its transfer  agent or by its  President  to the best of its or his or her  knowledge  and  belief.  The Trust on behalf of the
Acquiring  Portfolio  shall issue and deliver a confirmation  evidencing the Acquiring  Portfolio  Shares to be credited to the  Acquired  Portfolio's  account  on the  Closing  Date  to the  Secretary  of the  Trust,  or  shall  provide  evidence satisfactory  to the Acquired  Portfolio  that the  Acquiring  Portfolio  Shares have been  registered in an account on the books of the Acquiring Portfolio in such manner as the Trust on behalf of Acquired Portfolio may request.

4.       Representations and Warranties by the Trust on behalf of the Acquired Portfolio.
         --------------------------------------------------------------------------------

         The Trust makes the following representations and warranties about the Acquired Portfolio:
(a)      The Acquired  Portfolio is a series of the Trust, a business trust organized under the laws of the Commonwealth of
Massachusetts  and  validly  existing  and in good  standing  under  the  laws  of that  jurisdiction.  The  Trust  is duly registered  under the Investment  Company Act of 1940, as amended (the "1940 Act"), as an open-end,  management  investment company and all of the Acquired  Portfolio  Shares sold were sold  pursuant to an effective  registration  statement  filed under the Securities Act of 1933, as amended (the "1933 Act").

(b)      The Trust on behalf of the Acquired  Portfolio is authorized to issue an unlimited  number of shares of beneficial
interest's   acquired  Portfolio  shares,  par  value  $0.001  each,  each  outstanding  share  of  which  is  fully  paid, non-assessable, freely transferable and has full voting rights.

         (c)      The  financial  statements  appearing in the Trust's  Annual Report to  Shareholders  for the fiscal year ended December 31, 2001,  audited by Deloitte & Touche LLP fairly present the financial  position of the Acquired Portfolio as of such dates and the  results of its  operations  for the periods  indicated  in  conformity  with  generally  accepted accounting principles applied on a consistent basis.

         (d)      The Trust has the  necessary  power and  authority to conduct the Acquired  Portfolio's  business as such business is now being conducted.

         (e)      The Trust on behalf of the Acquired  Portfolio is not a party to or obligated  under any provision of the
Trust's Amended and Restated  Declaration of Trust or By-laws,  or any contract or any other commitment or obligation,  and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

         (f)      The Acquired Portfolio does not have any unamortized or unpaid organizational fees or expenses.

         (g)      The Acquired Portfolio has elected to be treated as a regulated  investment company (a "RIC") for federal income tax purposes  under Part I of  Subchapter M of the  Internal  Revenue Code of 1986,  as amended (the "Code") and the
Acquired  Portfolio  has qualified as a RIC for each taxable year since its  inception,  and will qualify as of the Closing
Date. The  consummation  of the  transactions  contemplated  by this Plan will not cause the Acquired  Portfolio to fail to satisfy the  requirements  of subchapter M of the Code.  The Acquired  Portfolio  also has  satisfied  the  diversification requirements  of Section  817(h) of the Code since its  inception  and will  continue to satisfy such  requirements  at the
Closing.

         (h)      The Acquired  Portfolio,  or its agents, (i) holds a valid Form W-8BEN,  Certificate of Foreign Status of
Beneficial  Owner for United  States  Withholding  (or other  appropriate  series of Form W-8, as the case may be), or Form
W-9, Request for Taxpayer  Identification  Number and  Certification,  for each Acquired  Portfolio  shareholder of record, which Form W-8 or Form W-9 can be associated with reportable  payments made by the Acquired  Portfolio to such shareholder, and/or  (ii)  has  otherwise  timely  instituted  the  appropriate  backup  withholding  procedures  with  respect  to such shareholder as provided by Section 3406 of the Code.

5.       Representations and Warranties by the Trust on behalf of the Acquiring Portfolio.
         ---------------------------------------------------------------------------------

         The Trust makes the following representations and warranties about the Acquiring Portfolio:

         (a)      The  Acquiring  Portfolio  is a series of the Trust,  a business  trust  organized  under the laws of the
Commonwealth of  Massachusetts  and validly  existing and in good standing under the laws of that  jurisdiction.  The Trust is duly registered  under the 1940 Act as an open-end,  management  investment  company and all of the Acquiring  Portfolio
Shares sold have been sold  pursuant to an effective  registration  statement  filed under the  Securities  Act of 1933, as amended (the "1933 Act").

         (b)      The Trust on behalf of the Acquiring  Portfolio is  authorized to issue an unlimited  number of shares of beneficial  interest's  Acquiring  Portfolio shares, par value $0.001 each, each outstanding share of which is freely paid, non-assessable, fully transferable and has full voting rights.

         (c)      At the Closing,  Acquiring  Portfolio  Shares will be eligible for offering to the public in those states of the United States and  jurisdictions in which the shares of the Acquired  Portfolio are presently  eligible for offering to the public,  and there are a sufficient  number of Acquiring  Portfolio  Shares  registered under the 1933 Act to permit the transfers contemplated by this Plan to be consummated.

         (d)      The  financial  statements  appearing in the Trust's  Annual Report to  Shareholders  for the fiscal year ended  December  31,  2001,  audited by  Deloitte & Touche LLP fairly  present  the  financial  position  of the  Acquiring
Portfolio  as of such dates and the results of its  operations  for the periods  indicated  in  conformity  with  generally accepted accounting principles applied on a consistent basis.

         (e)      The Trust has the necessary  power and authority to conduct the  Acquiring  Portfolio's  business as such business is now being conducted.

         (f)      The Trust on behalf of the Acquiring  Portfolio is not a party to or obligated under any provision of the
Trust's Amended and Restated  Declaration of Trust or By-laws,  or any contract or any other commitment or obligation,  and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

         (g)      The  Acquiring  Portfolio  has to be treated as a RIC for  federal  income tax  purposes  under Part I of
Subchapter M of the Internal  Revenue Code of 1986, as amended (the "Code") and the Acquiring  Portfolio has qualified as a
RIC for each  taxable  year  since its  inception,  and will  qualify  as of the  Closing  Date.  The  consummation  of the transactions  contemplated  by this Plan will not cause the  Acquiring  Portfolio  to fail to satisfy the  requirements  of subchapter M of the Code. The Acquiring  Portfolio also has satisfied the  diversification  requirements  of Section 817(h)
of the Code since its inception and will continue to satisfy such requirements at the Closing.

6.       Representations and Warranties by the Trust on behalf of the Portfolios.
         ------------------------------------------------------------------------

         The Trust makes the following representations and warranties about the Portfolios:
         (a)      The statement of assets and  liabilities  to be created by the Trust for each of the Portfolios as of the
Valuation Time for the purpose of determining the number of Acquiring  Portfolio  Shares to be issued pursuant to Section 1 of this Plan will  accurately  reflect the Net Assets in the case of the Acquired  Portfolio and the net assets in the case of the Acquiring  Portfolio,  and outstanding  shares,  as of such date, in conformity with generally  accepted  accounting principles applied on a consistent basis.

         (b)      At the Closing,  the Portfolios  will have good and  marketable  title to all of the securities and other assets  shown on the  statement  of assets  and  liabilities  referred  to in "(a)"  above,  free and clear of all liens or encumbrances of any nature  whatsoever,  except such  imperfections  of title or encumbrances as do not materially  detract from the value or use of the assets subject thereto, or materially affect title thereto.

         (c)      Except as may be  disclosed  in the Trust's  current  effective  prospectus,  there is no material  suit, judicial action, or legal or administrative proceeding pending or threatened against either of the Portfolios.

         (d)      There are no known actual or proposed deficiency  assessments with respect to any taxes payable by either of the Portfolios.

         (e)      The execution,  delivery,  and performance of this Plan have been duly authorized by all necessary action of the Trust's Board of Trustees,  and this Plan constitutes a valid and binding obligation  enforceable in accordance with its terms.

         (f)      The Trust  anticipates that  consummation of this Plan will not cause either of the Portfolios to fail to conform to the  requirements  of  Subchapter M of the Code for Federal  income  taxation as a RIC at the end of each fiscal year or to conform to the requirements of Section 817(h) at the end of each tax quarter.

         (g)      The Trust has the  necessary  power and  authority  to conduct the  business of the  Portfolios,  as such business is now being conducted.

7.       Intentions of the Trust on behalf of the Portfolios.
         ----------------------------------------------------

         (a)      The Trust intends to operate each  Portfolio's  respective  business as presently  conducted  between the date hereof and the Closing.

         (b)      The Trust intends that the Acquired  Portfolio  will not acquire the Acquiring  Portfolio  Shares for the purpose of making distributions thereof to anyone other than the Acquired Portfolio's shareholders.

         (c)      The Trust on behalf of the Acquired  Portfolio  intends,  if this Plan is  consummated,  to liquidate and dissolve the Acquired Portfolio.

         (d)      The Trust  intends  that,  by the  Closing,  each of the  Portfolio's  Federal  and other tax returns and reports  required by law to be filed on or before  such date shall have been  filed,  and all Federal and other taxes shown as due on said  returns  shall have  either been paid or  adequate  liability  reserves  shall have been  provided  for the payment of such taxes.

         (e)      At the Closing,  the Trust on behalf of the Acquired  Portfolio  intends to have  available a copy of the shareholder  ledger accounts,  certified by the Trust's transfer agent or its President or a Vice-President  to the best of its or his or her  knowledge  and  belief,  for all the  shareholders  of record  of  Acquired  Portfolio  Shares as of the
Valuation  Time who are to become  shareholders  of the  Acquiring  Portfolio as a result of the transfer of assets that is the subject of this Plan.

         (f)      The Trust intends to mail to each  shareholder  of record of the Acquired  Portfolio  entitled to vote at the  meeting of its  shareholders  at which  action on this Plan is to be  considered,  in  sufficient  time to comply with requirements  as to notice thereof,  a Combined Proxy Statement and Prospectus that complies in all material  respects with the  applicable  provisions of Section 14(a) of the Securities  Exchange Act of 1934, as amended,  and Section 20(a) of the
1940 Act, and the rules and regulations, respectively, thereunder.

         (g)      The Trust intends to file with the U.S.  Securities and Exchange  Commission a registration  statement on
Form N-14 under the 1933 Act relating to the Acquiring  Portfolio Shares issuable  hereunder  ("Registration  Statements"), and will use its best efforts to provide that the  Registration  Statement  becomes  effective as promptly as  practicable.
At the time  the  Registration  Statement  becomes  effective,  it will:  (i)  comply  in all  material  respects  with the applicable  provisions  of the 1933 Act, and the rules and  regulations  promulgated  thereunder;  and (ii) not contain any untrue  statement of material fact or omit to state a material fact required to be stated  therein or necessary to make the statements  therein  not  misleading.  At the  time  the  Registration  Statement  becomes  effective,  at the  time of the shareholders'  meeting of the Acquired  Portfolio,  and at the Closing  Date,  the  prospectus  and statement of additional information  included in the  Registration  Statement  will not contain any untrue  statement of a material fact or omit to state a material fact necessary to make the statements  therein,  in the light of the  circumstances  under which they were made, not misleading.

8.       Conditions Precedent to be Fulfilled by Trust on behalf of the Portfolios.
         --------------------------------------------------------------------------

         The consummation of the Plan with respect to the Acquiring  Portfolio and the Acquired  Portfolio shall be subject to the following conditions:

         (a)      That: (i) all the  representations  and warranties  contained  herein  concerning the Portfolios shall be true and correct as of the Closing  with the same effect as though  made as of and at such date;  (ii)  performance  of all obligations  required  by this Plan to be  performed  by the Trust on behalf of the  Portfolios  shall  occur  prior to the
Closing;  and (iii) the Trust shall execute a certificate  signed by the President or a Vice President and by the Secretary
or equivalent officer to the foregoing effect.

         (b)      That the form of this Plan shall have been  adopted and approved by the  appropriate  action of the Board of Trustees of the Trust on behalf of the Portfolios.

         (c)      That the U.S. Securities and Exchange  Commission shall not have issued an unfavorable  management report under  Section  25(b) of the  1940  Act or  instituted  or  threatened  to  institute  any  proceeding  seeking  to  enjoin consummation  of the Plan under  Section  25(c) of the 1940 Act.  And,  further,  no other legal,  administrative  or other proceeding  shall have been instituted or threatened that would  materially  affect the financial  condition of a Portfolio or would prohibit the transactions contemplated hereby.

         (d)      That the Plan contemplated  hereby shall have been adopted and approved by the appropriate  action of the shareholders of the Acquired Portfolio at an annual or special meeting or any adjournment thereof.

         (e)      That a distribution or  distributions  shall have been declared for each Portfolio,  prior to the Closing
Date that,  together  with all  previous  distributions,  shall have the effect of  distributing  to  shareholders  of each
Portfolio (i) all of its ordinary  income and all of its capital gain net income,  if any, for the period from the close of its last fiscal year to the  Valuation  Time and (ii) any  undistributed  ordinary  income and capital gain net income from any prior period.  Capital gain net income has the meaning assigned to such term by Section 1222(9) of the Code.

         (f)      That there shall be delivered to the Trust on behalf of the  Portfolios  an opinion in form and substance satisfactory to it from Messrs.  Stradley Ronon Stevens & Young, LLP, counsel to the Trust, to the effect that,  subject in all respects to the effects of bankruptcy,  insolvency,  reorganization,  moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors' rights:

                           (1)      Acquiring  Portfolio  Shares to be issued  pursuant to the terms of this Plan have been duly  authorized  and, when issued and delivered as provided in this Plan, will have been validly issued and fully paid and will be non-assessable by the Trust, on behalf of the Acquiring Portfolio;

                           (2)      All actions  required  to be taken by the Trust  and/or  Portfolios  to  authorize  and effect the Plan  contemplated  hereby have been duly  authorized by all  necessary  action on the part of the Trust and the
Portfolios;

                           (3)      Neither the execution,  delivery nor performance of this Plan by the Trust violates any provision of the Trust's  Amended and Restated  Declaration  of Trust or By-laws,  or the  provisions  of any  agreement or other instrument  known to such counsel to which the Trust is a party or by which the Portfolios are otherwise bound;  this
Plan is the legal,  valid and binding  obligation  of the Trust and each  Portfolio  and is  enforceable  against the Trust and/or each Portfolio in accordance with its terms; and

                           (4)      The Trust's  registration  statement,  of which the prospectus  dated December 10, 2001 relating to each Portfolio (the  "Prospectus") is a part, is, at the time of the signing of this Plan,  effective under the
1933 Act, and, to the best knowledge of such counsel,  no stop order  suspending  the  effectiveness  of such  registration statement has been issued,  and no  proceedings  for such purpose have been  instituted or are pending before or threatened by the U.S.  Securities  and  Exchange  Commission  under the 1933 Act, and nothing has come to  counsel's  attention  that causes it to believe that, at the time the Prospectus became  effective,  or at the time of the signing of this Plan, or at the Closing,  such  Prospectus  (except for the financial  statements  and other  financial and  statistical  data included therein,  as to which counsel need not express an opinion),  contained  any untrue  statement of a material fact or omitted to state a material fact required to be stated  therein or necessary to make the  statements  therein not  misleading;  and such counsel knows of no legal or government  proceedings  required to be described in the  Prospectus,  or of any contract or document of a character required to be described in the Prospectus that is not described as required.

         In giving the opinions set forth above,  counsel may state that it is relying on  certificates  of the officers of the Trust with regard to matters of fact,  and certain  certifications  and written  statements of  governmental  officials with respect to the good standing of the Trust.

         (g)      That the Trust's  Registration  Statement with respect to the Acquiring  Portfolio Shares to be delivered to the Acquired  Portfolio's  shareholders  in  accordance  with this Plan shall have become  effective,  and no stop order suspending the effectiveness of the Registration  Statement or any amendment or supplement thereto,  shall have been issued prior to the Closing Date or shall be in effect at Closing,  and no proceedings  for the issuance of such an order shall be pending or threatened on that date.

         (h)      That  the  Acquiring  Portfolio  Shares  to be  delivered  hereunder  shall be  eligible  for sale by the
Acquiring  Portfolio  with each state  commission or agency with which such  eligibility is required in order to permit the
Acquiring Portfolio Shares lawfully to be delivered to each shareholder of the Acquired Portfolio.

         (i)      That, at the Closing,  there shall be transferred to the Acquiring  Portfolio aggregate Net Assets of the
Acquired  Portfolio  comprising  at least 90% in fair market value of the total net assets and 70% of the fair market value of the total gross assets recorded on the books of Acquired Portfolio on the Closing Date.

9.       Expenses.
         ---------

         (a)      The Trust  represents  and warrants that there are no broker or finders' fees payable by it in connection with the transactions provided for herein.

         (b)      The  expenses  of  entering  into and  carrying  out the  provisions  of this Plan  shall be borne by the
Acquiring and Acquired Portfolios of the Trust in proportion to their assets.

10.      Termination; Postponement; Waiver; Order.
         -----------------------------------------

         (a)      Anything  contained  in this  Plan to the  contrary  notwithstanding,  this  Plan may be  terminated  and abandoned at any time (whether  before or after approval  thereof by the  shareholders of an Acquired  Portfolio)  prior to the Closing or the Closing may be postponed by the Trust on behalf of a Portfolio by  resolution  of the Board of Trustees, if circumstances develop that, in the opinion of the Board, make proceeding with the Plan inadvisable.

         (b)      If the transactions  contemplated by this Plan have not been consummated by June 30, 2002, the Plan shall automatically terminate on that date, unless a later date is agreed to by the Trust on behalf of the relevant Portfolios.

         (c)      In the event of termination of this Plan pursuant to the  provisions  hereof,  the same shall become void and have no further  effect with respect to the  Acquiring  Portfolio  or Acquired  Portfolio,  and neither the Trust,  the
Acquiring  Portfolio  nor the Acquired  Portfolio,  nor the  directors,  officers,  agents or  shareholders  shall have any liability in respect of this Plan.

         (d)      At any time prior to the Closing,  any of the terms or conditions of this Plan may be waived by the party who is entitled to the benefit  thereof by action taken by the Trust's  Board of Trustees if, in the judgment of such Board of Trustees,  such action or waiver will not have a material  adverse  affect on the benefits  intended  under this Plan to its shareholders, on behalf of whom such action is taken.

         (e)      The respective  representations and warranties  contained in Sections 4 to 6 hereof shall expire with and be  terminated  by the Plan of  Reorganization,  and  neither  the  Trust  nor any of its  officers,  directors,  agents or shareholders  nor  the  Portfolios  nor  any  of  their  shareholders  shall  have  any  liability  with  respect  to  such representations  or  warranties  after the  Closing.  This  provision  shall not protect any  officer,  director,  agent or shareholder  of any of the  Portfolios or the Trust  against any liability to the entity for which that officer,  director, agent or shareholder so acts or to any of the Trust's  shareholders to which that officer,  director,  agent or shareholder would otherwise be subject by reason of willful  misfeasance,  bad faith,  gross negligence,  or reckless  disregard of the duties in the conduct of such office.

         (f)      If any order or orders of the U.S.  Securities and Exchange Commission with respect to this Plan shall be issued  prior to the  Closing  and shall  impose  any terms or  conditions  that are  determined  by action of the Board of
Trustees of the Trust on behalf of the  Portfolios to be  acceptable,  such terms and  conditions  shall be binding as if a part of this Plan without further vote or approval of the  shareholders of the Acquired  Portfolios,  unless such terms and conditions  shall result in a change in the method of computing  the number of Acquiring  Portfolio  Shares to be issued to the  Acquired  Portfolio  in which  event,  unless  such  terms  and  conditions  shall  have  been  included  in the proxy solicitation  material  furnished  to the  shareholders  of the  Acquired  Portfolio  prior to the  meeting  at  which  the transactions  contemplated  by this Plan shall have been approved,  this Plan shall not be consummated  and shall terminate unless the Trust on behalf of the Acquired  Portfolio  shall promptly call a special  meeting of shareholders at which such conditions so imposed shall be submitted for approval.

11.      Entire Plan and Amendments.
         ---------------------------

         This  Plan  embodies  the  entire  plan of the  Trust on behalf  of the  Portfolios  and there are no  agreements, understandings,  restrictions,  or  warranties  between the parties  other than those set forth  herein or herein  provided for.  This Plan may be amended  only by the Trust on behalf of a Portfolio  in writing.  Neither this Plan nor any interest herein may be assigned  without the prior  written  consent of the Trust on behalf of the  Portfolio  corresponding  to the
Portfolio making the assignment.

12.      Notices.
         --------

         Any notice,  report,  or demand  required or permitted by any provision of this Plan shall be in writing and shall be deemed to have been given if delivered or mailed,  first class postage prepaid,  addressed to the Trust at One Corporate
Drive, P.O. Box 883, Shelton, CT 06484, Attention:  Secretary.

13.      Governing Law.
         --------------
         This Plan shall be governed by and carried out in accordance with the laws of the Commonwealth of Massachusetts.

         IN WITNESS WHEREOF,  American Skandia Trust, on behalf of AST American Century  International Growth Portfolio and
AST  Scudder  Japan  Portfolio,  has  executed  this  Plan by its  duly  authorized  officer,  all as of the  date and year first-above written.

                                                   AMERICAN SKANDIA TRUST
                                                   on behalf of
                                                   AST American Century International Growth Portfolio,
                                                   AST Scudder Japan Portfolio.

Attest:                                            By:

-----------------------------                      -------------------------------------------

                                                 EXHIBIT B

                                     Prospectus dated December 10, 2001

         The  Prospectus for the AST American  Century  International  Growth  Portfolio and the AST Scudder
Japan  Portfolio  of American  Skandia  Trust dated  December  10,  2001,  is part of this  Prospectus/Proxy
Statement  and will be included in the proxy  solicitation  mailing to  shareholders.  The  above-referenced prospectus follows.

                                           AMERICAN SKANDIA TRUST

                                 for Special Meeting of Shareholders of the
                                        AST Scudder Japan Portfolio
                                         to be held on [date], 2002

         The undersigned  hereby appoints  Maureen Gulick and Deirdre Burke and each of them as the proxy or proxies  of the  undersigned,  with full power of  substitution,  to vote on behalf of the  undersigned  all shares of  beneficial  interest of the above  stated  Portfolio of American  Skandia  Trust (or the "Trust")
which the  undersigned is entitled to vote at a Special  Meeting of the  Shareholders of the Portfolio to be
held at [Time] a.m.,  Eastern  Time,  on [Date],  2002 at the offices of the Trust at One  Corporate  Drive,
10th  Floor,  Shelton,  Connecticut  and at any  adjournments  thereof,  upon the matters  described  in the accompanying  Prospectus/Proxy  Statement  and upon any other  business  that may  properly  come before the meeting  or any  adjournment  thereof.  Said  proxies  are  directed  to vote or to refrain  from  voting as checked below.

                PLEASE SIGN BELOW AND RETURN PROMPTLY IN THE ENCLOSED POSTAGE PAID ENVELOPE.

         The  undersigned  acknowledges  receipt with this proxy of a copy of the Notice of Special  Meeting of  Shareholders  of the AST Scudder  Japan  Portfolio  of the Trust and the  accompanying  Prospectus/Proxy
Statement.  If a contract is jointly  held,  each contract  owner named should sign. If only one signs,  his or her  signature  will be binding.  If the contract  owner is a trust,  custodial  account or other entity, the name of the trust or the custodial  account should be entered and the trustee,  custodian,  etc.  should sign in his or her own  name,  indicating  that he or she is  "Trustee,"  "Custodian,"  or other  applicable designation.  If the contract  owner is a  partnership,  the  partnership  should be entered and the partner should sign in his or her own name, indicating that he or she is a "Partner."

THIS PROXY IS BEING SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE TRUST.

                  .........                                                     ACCOUNT NUMBER:
                  .........                                                     UNITS:
                  .........                                                     CONTROL NO:

To vote by Internet

1)  Read the Proxy Statement and have the Proxy card below at hand.
2)  Got to website WWW.AMERICANSKANDIA.COM
                   -----------------------
3)  Enter the 12-digit control number set forth on the proxy card and follow simple instructions.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:            KEEP THIS PORTION FOR YOUR RECORDS
---------------------------------------------------------------------------------------------------------
THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED                    DETACH AND RETURN THIS PORTION ONLY

AMERICAN SKANDIA TRUST - AST AMERICAN CENTURY INTERNATIONAL GROWTH PORTFOLIO

THE BOARD OF TRUSTEES OF THE TRUST RECOMMENDS VOTING FOR THE FOLLOWING PROPOSALS:

THE UNITS REPRESENTED HEREBY WILL BE VOTED AS INDICATED OR FOR THE PROPOSALS IF NO CHOICE IS INDICATED.

                                                                                      For  Against    Abstain

1.      PROPOSAL  TO  APPROVE a PLAN OF  REORGANIZATION  OF THE TRUST ON BEHALF OF     []      []       []
        THE ast SCUDDER JAPAN PORTFOLIO  ("JAPAN  PORTFOLIO") AND THE AST AMERICAN
        CENTURY INTERNATIONAL GROWTH PORTFOLIO ("INTERNATIONAL  PORTFOLIO") OF THE
        tRUST,  THAT  PROVIDES FOR THE  ACQUISITION  OF  SUBSTANTIALLY  ALL OF THE
        ASSETS  OF  JAPAN  PORTFOLIO  IN  EXCHANGE  FOR  SHARES  OF  INTERNATIONAL
        PORTFOLIO,  THE  DISTRIBUTION OF SUCH SHARES TO THE  SHAREHOLDERS OF JAPAN
        PORTFOLIO, AND THE LIQUIDATION AND DISSOLUTION OF JAPAN PORTFOLIO.

Please be sure to sign and date this Proxy

__________________________________        Date: _________            ___________________________
Date: ________
Signature [PLEASE SIGN WITHIN BOX]                                   Signature (Joint Owners)
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                    STATEMENT OF ADDITIONAL INFORMATION
                                                    FOR
                                           AMERICAN SKANDIA TRUST
                                             Dated [Date], 2002

                                        Acquisition of the Assets of
                                      the AST Scudder Japan Portfolio,
                                     a series of American Skandia Trust

                                    By and in exchange for shares of the
                          the AST American Century International Growth Portfolio,
                                  also a series of American Skandia Trust

         This Statement of Additional Information (SAI) relates specifically to the proposed delivery of substantially all of the assets of the AST Scudder Japan Portfolio for shares of the AST American Century
International Growth Portfolio.

         This SAI consists of this Cover Page and the following documents.  Each of these documents is enclosed with and is legally considered to be a part of this SAI:

                  1.       American Skandia Trust's Statement of Additional Information dated December 10, 2001.

                  2.    American Skandia Trust's Annual Report to Shareholders dated December 31, 2001.

         This SAI is not a Prospectus; you should read this SAI in conjunction with the Prospectus/Proxy
Statement dated [Date], 2002, relating to the above-referenced transaction.  You can request a copy of the
Prospectus/Proxy Statement by calling 1-800-752-6342 or by writing to the American Skandia Trust at One
Corporate Drive, P.O. Box 883, Shelton, CT 06484.

                                      Attachments to SAI (page 1 of 2)

         The American Skandia Trust Statement of Additional Information dated December 10, 2001 is part of this SAI and will be provided to all shareholders requesting this SAI.  For purposes of this EDGAR filing, the above-referenced SAI is incorporated herein by reference to the Trust's SAI filed under Rule 497(j) on
December 14, 2001.

                                      Attachments to SAI (page 2 of 2)

         American Skandia Trust's Annual Report to Shareholders dated December 31, 2001 is part of this
SAI and will be provided to all shareholders requesting this SAI.  For purposes of this EDGAR filing, the above-referenced Shareholder Report is incorporated herein by reference to the electronic filing made on
February [___], 2002

                                           AMERICAN SKANDIA TRUST
                                     FILE NOS. 333-________ & 811-5186

                                                 FORM N-14

                                                   PART C

                                             OTHER INFORMATION
                                             -----------------

Item 15.  Indemnification

Section 5.2 of the Registrant's Amended and Restated Declaration of Trust provides as follows:

         The Trust  shall  indemnify  each of its  Trustees,  officers,  employees,  and  agents  (including persons who serve at its request as directors,  officers,  employees, agents or trustees of another organization  in which it has any interest as a  shareholder,  creditor or  otherwise)  against all liabilities and expenses  (including amounts paid in satisfaction of judgments,  in compromise,  as fines and  penalties,  and as counsel  fees)  reasonably  incurred  by him in  connection  with the defense or  disposition  of any action,  suit or other  proceeding,  whether civil or criminal,  in which he may be  involved or with which he may be  threatened,  while in office or  thereafter,  by reason  of his being or having  been  such a  trustee,  officer,  employee  or agent,  except  with respect to any matter as to which he shall have been  adjudicated  to be liable to the Trust or its
         Shareholders  by reason of having acted in bad faith,  willful  misfeasance,  gross  negligence  or reckless  disregard  of his  duties;  provided,  however,  that as to any matter  disposed  of by a compromise  payment by such person,  pursuant to a consent decree or otherwise,  no indemnification either for said  payment or for any other  expenses  shall be  provided  unless  approved as in the best  interests of the Trust,  after notice that it involves  such  indemnification,  by at least a majority  of the  disinterested  Trustees  acting on the matter  (provided  that a majority  of the disinterested  Trustees  then in office  act on the  matter)  upon a  determination,  based  upon a review of readily  available  facts,  that (i) such  person  acted in good faith in the  reasonable belief  that his or her  action  was in the best  interests  of the Trust and (ii) is not liable to the Trust or the  Shareholders by reason of willful  misfeasance,  bad faith,  gross  negligence or reckless  disregard of duties;  or the trust shall have received a written opinion from independent legal  counsel  approved  by the  Trustees  to the effect  that (x) if the matter of good faith and reasonable belief as to the best interests of the Trust, had been  adjudicated,  it would have been adjudicated in favor of such person,  and (y) based upon a review of readily  available  facts such trustee,  officer,  employee or agent did not engage in willful  misfeasance,  gross  negligence or reckless  disregard of duty.  The rights  accruing to any Person under these  provisions  shall not exclude any other right to which he may be lawfully  entitled;  provided that no Person may satisfy any right of  indemnity  or  reimbursement  granted  herein or in Section 5.1 or to which he may be otherwise  entitled  except  out of the  property  of  the  Trust,  and  no  Shareholder  shall  be personally  liable to any  Person  with  respect to any claim for  indemnity  or  reimbursement  or otherwise.  The Trustees may make advance  payments in connection with  indemnification  under this
         Section  5.2,  provided  that the  indemnified  person  shall have given a written  undertaking  to reimburse  the Trust in the event it is  subsequently  determined  that he is not  entitled to such
         indemnification   and,   provided  further,   that  the  Trust  shall  have  obtained   protection,
         satisfactory in the sole judgement of the  disinterested  Trustees  acting on the matter  (provided that a majority of the  disinterested  Trustees then in office act on the matter),  against  losses arising  out of such  advance  payments  or such  Trustees , or  independent  legal  counsel,  in a written opinion,  shall have determined,  based upon a review of readily available facts that there is reason to believe that such person will be found to be entitled to such indemnification.

         With respect to liability of the  Investment  Manager to Registrant or to  shareholders  of the AST
American  Century  International  Growth  Portfolio  of  the  Registrant  under  the  Investment  Management
Agreement  for  such  Portfolio,  reference  is made to  Section  13 of the  form of  Investment  Management
Agreement incorporated by reference herein.

         With respect to the  Sub-Advisors'  indemnification  of the  Investment  Manager and its affiliated and  controlling  persons,  and  the  Investment  Manager's  indemnification  of  each  Sub-advisor  and its affiliated and controlling  persons,  reference is made to Section 14 of the form of Sub-Advisory  Agreement incorporated by reference herein.

         Insofar  as  indemnification  for  liability  arising  under  the  Securities  Act of  1933  may be permitted  to  trustees,  officers  and  controlling  persons of the  Registrant  pursuant to the  foregoing provisions,  or  otherwise,  the  Registrant  has been  advised  that in the opinion of the  Securities  and
Exchange  Commission (the  "Commission")  such  indemnification is against public policy as expressed in the
Act  and  is,  therefore,  unenforceable.  In the  event  that a  claim  for  indemnification  against  such liabilities  (other than the payment by the  Registrant of expenses  incurred or paid by a trustee,  officer or  controlling  person of the Registrant in the  successful  defense of any action,  suit or proceeding) is asserted  by such  director,  officer  or  controlling  person  in  connection  with  the  securities  being registered,  the  Registrant  will,  unless in the  opinion of its  counsel  the matter has been  settled by
controlling  precedent,   submit  to  a  court  of  appropriate   jurisdiction  the  question  whether  such
indemnification  by it is against  public  policy as  expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.  Exhibits

The following exhibits are incorporated by reference to the previously filed document indicated below, except Exhibits 12(A), 14(A) and 16(A):

         (1)      Copies of the charter of the Registrant as now in effect;

                  (A)      Amended and Restated Declaration of Trust of the Registrant as filed in
                           Massachusetts on September 23, 1999 and previously filed with Post-Effective
                           Amendment No. 32 to Registration Statement filed on Form N-1A on October 15,
                           1999.

         (2)      Copies of the existing by-laws or corresponding instruments of the Registrant;

                  (A)      By-laws for the Registrant previously filed with Post-Effective Amendment No.
                           35 to Registration Statement filed on Form N-1A on April 27, 2000.

         (3)      Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

                  Not Applicable

         (4)      Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

                  (A)        The Plan of Reorganization is included in this registration statement as
                             Exhibit A to the Prospectus/Proxy Statement.

         (5)      Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

                  (A)        Articles III and VI of the Registrant's Declaration of Trust and Article 11
                             of the Registrant's By-laws filed with Post-Effective Amendment No. 25 to
                             Registration Statement filed on Form N-1A on March 2, 1998.

         (6)      Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

                  (A)      Investment Management Agreement between Registrant and American Skandia Investment Services,
                           Incorporated for the AST American Century International Growth Portfolio was
                           previously filed with Post-Effective Amendment No. 20 to Registration Statement
                           filed on Form N-1A on December 24, 1996.

                  (B)      Investment Management Agreement between Registrant and American Skandia
                           Investment Services, Incorporated for the AST Scudder Japan Portfolio was
                           previously filed with Post-Effective Amendment No. 37 to Registration Statement
                           filed on Form N-1A on October 10, 2000.

                  (C)      Sub-Advisory Agreement between American Skandia Investment Services,
                           Incorporated and American Century Investment Management, Inc. for the AST
                           American Century International Growth Portfolio was previously filed with
                           Post-Effective Amendment No. 36 to Registration Statement filed on Form N-1A on
                           July 28, 2000.

                  (D)      Sub-Advisory Agreement between American Skandia Investment Services,
                           Incorporated and Zurich Scudder Investments, Inc. for the AST Scudder Japan
                           Portfolio was previously filed with Post-Effective Amendment No. 37 to
                           Registration Statement filed on Form N-1A on October 10, 2000.

         (7)      Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

                  (A)      Sales Agreement between Registrant and American Skandia Life Assurance
                           Corporation was previously filed with Post-Effective Amendment No. 25 to
                           Registration Statement filed on Form N-1A on March 2, 1998.

         (8)      Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

                  Not Applicable

         (9)      Copies of all custodian agreements and depository contracts under Section 17(f) of the
                  1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

                  (A)      Amended and Restated Custody Agreement between Registrant and Morgan Stanley Trust Company was previously filed with Post-Effective Amendment No. 27 to Registration Statement
                           filed on Form N-1A on October 16, 1998.

                  (B)      Foreign Custody Manager Delegation Amendment was previously filed with Post-Effective Amendment
                           No. 27 to Registration Statement filed on Form N-1A on October 16, 1998.

                  (C)      Amended Custodian Agreement between Registrant and Provident National Bank was previously filed with Post-Effective Amendment No. 25 to Registration Statement filed on Form
                           N-1A on March 2, 1998.

                  (D)      Amendment to Custodian Services Agreement between Registrant and PNC Bank, N.A. was previously filed with Post-Effective Amendment No. 27 to Registration Statement filed on
                           Form N-1A on October 16, 1998.

                  (E)      Amendment to Custodian Services Agreement between Registrant and PFPC Trust Company previously filed with Post-Effective Amendment No. 35 to Registration Statement filed on
                           Form N-1A on April 27, 2000.

                  (F)      Amended Transfer Agency Agreement between Registrant and Provident Financial Processing
                           Corporation was previously filed with Post-Effective Amendment No. 25 to
                           Registration Statement filed on Form N-1A on March 2, 1998.

         (10)     Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

                  (A)        Form of Rule 12b-1 plan previously filed with Post-Effective Amendment No. 35 to Registration Statement filed on Form N-1A on April 27, 2000.

         (11)     An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

                  (A)      Opinion and consent of counsel was previously filed with Post-Effective
                           Amendment No. 38 to Registration Statement filed on Form N-1A on February 15,
                           2001.

         (12)     An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

                  (A)      Form of Opinion and Consent of Counsel Supporting Tax Matters and Consequences
                           to Shareholders is filed herewith as Exhibit No. 12(A).
         (13)     Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

                  (A)      Amended Administration Agreement between Registrant and Provident Financial Processing
                           Corporation was previously filed with Post-Effective Amendment No. 25 to
                           Registration Statement filed on Form N-1A on March 2, 1998.

                  (B)      Service Agreement between American Skandia Investment Services, Incorporated and Kemper Investors
                           Life Insurance Company was previously filed with Post-Effective Amendment No.
                           21 to Registration Statement filed on Form N-1A on February 27, 1997.

         (14)     Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

                  (A) Consent of independent auditors is filed herewith as Exhibit No. 14(A).

         (15)     all financial statements omitted pursuant to Items 14(a)(1);

                  Not Applicable

         (16)     Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

                  (A)       Powers of Attorney is filed herewith as Exhibit No. 16(A).

         (17)     Any additional exhibits which the registrant may wish to file.

                  Not Applicable

Item 17.  Undertakings

                  (a)      The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

                  (b)      The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                                 SIGNATURES
                                                 ----------

As required by the  Securities  Act of 1933,  this  registration  statement has been signed on behalf of the
Registrant, in the City of Shelton and State of Connecticut, on the 25th day of February, 2002.
                                                                       American Skandia Trust
                                                                       ----------------------
                                                                       (Registrant)

                                                                       By: /s/Edward P. Macdonald
                                                                           Edward P. Macdonald
                                                                           Secretary

         As required by the Securities  Act of 1933,  this  Registration  Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                            Title                              Date
---------                                            -----                              ----

/s/Wade A. Dokken*                          President                                   2/25/02
-----------------                                                                       -------
Wade A. Dokken

/s/Richard G. Davy                          Treasurer (Chief                            2/25/02
------------------                                                                      -------
Richard G. Davy, Jr.                        Financial and Accounting
                                            Officer)

/s/David E. A. Carson*                      Trustee                                     2/25/02
---------------------                                                                   -------
David E. A. Carson

/s/Julian A. Lerner*                        Trustee                                     2/25/02
--------------------                                                                    -------
Julian A. Lerner

/s/Thomas M. Mazzaferro*                    Trustee                                     2/25/02
-----------------------                                                                 -------
Thomas M. Mazzaferrro

/s/Thomas M. O'Brien*                       Trustee                                     2/25/02
--------------------                                                                    -------
Thomas M. O'Brien

/s/John A. Pileski*                         Trustee                                     2/25/02
------------------                                                                      -------
John A. Pileski

/s/F. Don Schwartz*                         Trustee                                     2/25/02
------------------                                                                      -------
F. Don Schwartz

                                            *By:/s/Edward P. Macdonald
                                                   -------------------
                                                  Edward P. Macdonald

                              *Pursuant to Powers of Attorney filed herewith.

                                           AMERICAN SKANDIA TRUST
                                    REGISTRATION STATEMENT ON FORM N-14
                                               EXHIBIT INDEX

EXHIBIT NO.                       DESCRIPTION
-----------                       -----------
(12)(A)                           Form of Opinion and Consent of Counsel Supporting Tax Matters and Consequences to
                                  Shareholders

(14)(A)                           Consent of Auditors, Deloitte & Touche LLP

(16)(A)                           Powers of Attorney